Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE VALUE FUND, INC.
Entity Central Index Key	0000927845
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005515
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Investor Class
Trading Symbol	TRVLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Investor Class	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence (AI) interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in utilities led contributors to relative performance. Shares of Constellation Energy gained due to rising electricity demand driven by the growth of AI data centers. Stock choices in financials also helped, particularly Fiserv, which advanced on solid earnings driven by continued strength in Clover, its business management platform, and growth in its Enterprise payments platform.

  Conversely, stock selection and an overweight exposure to energy led relative detractors. SLB (formerly, Schlumberger) shares fell on disappointing earnings and margins due to a slowdown in North American and international drilling activities as well as management’s cautious 2025 outlook. In consumer staples, stock choices hurt, especially Dollar Tree, which suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid persistent inflation and increased competition.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included increased exposure to industrials and materials and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (Investor Class)	15.02%	10.41%	9.29%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,063,575,000	$ 29,063,575,000	$ 29,063,575,000
Holdings Count | Holding	109	109	109
Advisory Fees Paid, Amount	$ 42,392,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,063,575 Number of Portfolio Holdings109
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials & Business Services	15.7
Health Care	14.3
Consumer Staples	9.7
Energy	9.4
Information Technology	6.8
Materials	6.3
Consumer Discretionary	6.0
Utilities	4.7
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.5%
Berkshire Hathaway	3.5
Kenvue	2.7
Bank of America	2.3
Fiserv	2.2
UnitedHealth Group	2.1
Keysight Technologies	1.8
Charles Schwab	1.8
Elevance Health	1.8
Westinghouse Air Brake Technologies	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005516
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Advisor Class
Trading Symbol	PAVLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Advisor Class	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence (AI) interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in utilities led contributors to relative performance. Shares of Constellation Energy gained due to rising electricity demand driven by the growth of AI data centers. Stock choices in financials also helped, particularly Fiserv, which advanced on solid earnings driven by continued strength in Clover, its business management platform, and growth in its Enterprise payments platform.

  Conversely, stock selection and an overweight exposure to energy led relative detractors. SLB (formerly, Schlumberger) shares fell on disappointing earnings and margins due to a slowdown in North American and international drilling activities as well as management’s cautious 2025 outlook. In consumer staples, stock choices hurt, especially Dollar Tree, which suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid persistent inflation and increased competition.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included increased exposure to industrials and materials and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (Advisor Class)	14.71%	10.13%	9.02%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,063,575,000	$ 29,063,575,000	$ 29,063,575,000
Holdings Count | Holding	109	109	109
Advisory Fees Paid, Amount	$ 42,392,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,063,575 Number of Portfolio Holdings109
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials & Business Services	15.7
Health Care	14.3
Consumer Staples	9.7
Energy	9.4
Information Technology	6.8
Materials	6.3
Consumer Discretionary	6.0
Utilities	4.7
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.5%
Berkshire Hathaway	3.5
Kenvue	2.7
Bank of America	2.3
Fiserv	2.2
UnitedHealth Group	2.1
Keysight Technologies	1.8
Charles Schwab	1.8
Elevance Health	1.8
Westinghouse Air Brake Technologies	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159681
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	I Class
Trading Symbol	TRPIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - I Class	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence (AI) interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in utilities led contributors to relative performance. Shares of Constellation Energy gained due to rising electricity demand driven by the growth of AI data centers. Stock choices in financials also helped, particularly Fiserv, which advanced on solid earnings driven by continued strength in Clover, its business management platform, and growth in its Enterprise payments platform.

  Conversely, stock selection and an overweight exposure to energy led relative detractors. SLB (formerly, Schlumberger) shares fell on disappointing earnings and margins due to a slowdown in North American and international drilling activities as well as management’s cautious 2025 outlook. In consumer staples, stock choices hurt, especially Dollar Tree, which suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid persistent inflation and increased competition.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included increased exposure to industrials and materials and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Value Fund (I Class)	15.18%	10.55%	10.70%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	9.79

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,063,575,000	$ 29,063,575,000	$ 29,063,575,000
Holdings Count | Holding	109	109	109
Advisory Fees Paid, Amount	$ 42,392,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,063,575 Number of Portfolio Holdings109
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials & Business Services	15.7
Health Care	14.3
Consumer Staples	9.7
Energy	9.4
Information Technology	6.8
Materials	6.3
Consumer Discretionary	6.0
Utilities	4.7
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.5%
Berkshire Hathaway	3.5
Kenvue	2.7
Bank of America	2.3
Fiserv	2.2
UnitedHealth Group	2.1
Keysight Technologies	1.8
Charles Schwab	1.8
Elevance Health	1.8
Westinghouse Air Brake Technologies	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219322
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Z Class
Trading Symbol	TRZAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence (AI) interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in utilities led contributors to relative performance. Shares of Constellation Energy gained due to rising electricity demand driven by the growth of AI data centers. Stock choices in financials also helped, particularly Fiserv, which advanced on solid earnings driven by continued strength in Clover, its business management platform, and growth in its Enterprise payments platform.

  Conversely, stock selection and an overweight exposure to energy led relative detractors. SLB (formerly, Schlumberger) shares fell on disappointing earnings and margins due to a slowdown in North American and international drilling activities as well as management’s cautious 2025 outlook. In consumer staples, stock choices hurt, especially Dollar Tree, which suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid persistent inflation and increased competition.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included increased exposure to industrials and materials and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Value Fund (Z Class)	15.86%	21.14%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 1000 Value Index (Strategy Benchmark)	14.37	17.95

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,063,575,000	$ 29,063,575,000	$ 29,063,575,000
Holdings Count | Holding	109	109	109
Advisory Fees Paid, Amount	$ 42,392,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,063,575 Number of Portfolio Holdings109
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials & Business Services	15.7
Health Care	14.3
Consumer Staples	9.7
Energy	9.4
Information Technology	6.8
Materials	6.3
Consumer Discretionary	6.0
Utilities	4.7
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.5%
Berkshire Hathaway	3.5
Kenvue	2.7
Bank of America	2.3
Fiserv	2.2
UnitedHealth Group	2.1
Keysight Technologies	1.8
Charles Schwab	1.8
Elevance Health	1.8
Westinghouse Air Brake Technologies	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless